Other Financial Data (Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments
Investments	$ 232	$ 224
Unrealized Gains		3
Cost Basis	232	221
Available-For-Sale Securities [Member]
Investments
Investments		38
Unrealized Gains		3
Cost Basis	35	35
Government, agency, and government-sponsored enterprise obligations
Investments
Investments		15
Unrealized Gains		0
Cost Basis	15	15
Corporate bonds
Investments
Investments		11
Unrealized Gains		0
Cost Basis	7	11
Mortgage-backed securities
Investments
Investments		2
Unrealized Gains		0
Cost Basis		2
Mutual funds
Investments
Cost Basis	11
Common stock and equivalents
Investments
Investments		10
Unrealized Gains		3
Cost Basis	2	7
Other Securities, At Cost
Investments
Investments		173
Unrealized Gains		0
Cost Basis	182	173
Equity Method Investments
Investments
Investments		13
Unrealized Gains		0
Cost Basis	$ 15	$ 13